Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
MEMC’s hedging activities consist of:

		Assets (Liabilities or Equity) Fair Value
In millions	Balance Sheet Location	As of December 31, 2012	As of December 31, 2011
Derivatives designated as hedging:
Interest rate swaps	Accrued liabilities	$(5.0)	$(4.5)
Interest rate swaps	Accumulated other comprehensive income	$4.3	$3.9
Derivatives not designated as hedging:
Suntech warrant	Other assets	$0.2	$0.4
Currency forward contracts	Prepaid and other current assets	$0.5	$3.0
Currency forward contracts	Accrued liabilities	$(7.1)	$(1.8)
Interest rate swaps	Accrued liabilities	$—	$(1.1)
		Losses (Gain)
In millions	Statement of Operations Location	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Derivatives designated as hedging:
Net investment hedge	Other, net	$—	$—	$(17.3)
Derivatives not designated as hedging:
Suntech warrant	Decline in fair value of warrant	$0.2	$4.8	$14.0
Currency forward contracts	Other, net	$9.0	$7.4	$1.3

Schedule of Interest Rate Derivatives

	Notional Amount (in millions)	Fixed Rate	Variable Rate	Termination Date	Assets (Liabilities) Fair Value at December 31, 2012
					Dollars in millions
Interest rate swap #1 cash flow hedge	4.4 Euros	5.1%	Euribor plus 1.5%	6/30/2023	$(1.7)
Interest rate swap #2 cash flow hedge	1.8 Euros	5.1%	Euribor plus 1.5%	6/30/2023	(0.7)
Interest rate swap #3 cash flow hedge	32.4 Canadian Dollars	3.3%	Canadian Deposit Offering Rate	6/5/2028	(2.6)
Interest rate swap #4 economic hedge	11.5 South African Rand	5.25%	ZAR-JIBAR-SAFEX Rate	3/31/2024	—
					$(5.0)